POLICYHOLDERS' ACCOUNT BALANCES - Schedule of Policyholder Account Balance, Guaranteed Minimum Crediting Rate (Details) $ in Millions	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 80,489	$ 24,939
0% - 1% | 1 - 50 Basis Points Above | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Basis points	0.0001		0.0001
0% - 1% | 1 - 50 Basis Points Above | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Basis points	0.0050		0.0050
0% - 1% | 51 - 150 Basis Points Above | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Basis points	0.0051		0.0051
0% - 1% | 51 - 150 Basis Points Above | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Basis points	0.0150		0.0150
0% - 1% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Basis points	0.0150		0.0150
Annuity
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 77,453		$ 20,621
Annuity | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	7,990		5,180
Annuity | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	3,498		1,509
Annuity | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	5,783		2,891
Annuity | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	13,165		4,822
Annuity | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	47,017		6,219
Annuity | 0% - 1%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 15,575		$ 4,696
Annuity | 0% - 1% | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	0.00%		0.00%
Annuity | 0% - 1% | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.00%		1.00%
Annuity | 0% - 1% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 4,296		$ 3,283
Annuity | 0% - 1% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	2,669		526
Annuity | 0% - 1% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	3,931		788
Annuity | 0% - 1% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	4,679		99
Annuity | 0% - 1% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0		0
Annuity | 1% - 2%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 5,423		$ 4,907
Annuity | 1% - 2% | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.00%		1.00%
Annuity | 1% - 2% | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%		2.00%
Annuity | 1% - 2% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 1,446		$ 342
Annuity | 1% - 2% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	393		458
Annuity | 1% - 2% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	1,740		1,954
Annuity | 1% - 2% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	1,844		2,153
Annuity | 1% - 2% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0		0
Annuity | 2% - 3%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 9,119		$ 4,371
Annuity | 2% - 3% | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%		2.00%
Annuity | 2% - 3% | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	3.00%		3.00%
Annuity | 2% - 3% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 1,942		$ 1,202
Annuity | 2% - 3% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	429		513
Annuity | 2% - 3% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	111		128
Annuity | 2% - 3% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	6,637		2,528
Annuity | 2% - 3% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 0		$ 0
Annuity | Greater than 3%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	3.00%		3.00%
Policyholders’ account balance, total	$ 319		$ 428
Annuity | Greater than 3% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	306		353
Annuity | Greater than 3% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	7		12
Annuity | Greater than 3% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	1		21
Annuity | Greater than 3% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	5		42
Annuity | Greater than 3% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0		0
Annuity | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	47,017		6,219
Annuity | Other | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0		0
Annuity | Other | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0		0
Annuity | Other | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0		0
Annuity | Other | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0		0
Annuity | Other | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	47,017		6,219
Life
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	2,042		1,976
Life | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	1,097		1,575
Life | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	2		2
Life | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	276		353
Life | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	667		46
Life | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0		0
Life | 1% - 2%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 757		$ 615
Life | 1% - 2% | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	1.00%		1.00%
Life | 1% - 2% | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%		2.00%
Life | 1% - 2% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 34		$ 431
Life | 1% - 2% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	2		2
Life | 1% - 2% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	54		136
Life | 1% - 2% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	667		46
Life | 1% - 2% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0		0
Life | 2% - 3%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 643		$ 626
Life | 2% - 3% | Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	2.00%		2.00%
Life | 2% - 3% | Maximum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	3.00%		3.00%
Life | 2% - 3% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 421		$ 409
Life | 2% - 3% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0		0
Life | 2% - 3% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	222		217
Life | 2% - 3% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0		0
Life | 2% - 3% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 0		$ 0
Life | Greater than 3%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Range of Guaranteed Minimum Crediting Rate	3.00%		3.00%
Policyholders’ account balance, total	$ 642		$ 735
Life | Greater than 3% | At Guaranteed Minimum
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	642		735
Life | Greater than 3% | 1 - 50 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0		0
Life | Greater than 3% | 51 - 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0		0
Life | Greater than 3% | > 150 Basis Points Above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	0		0
Life | Greater than 3% | Other
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policyholders’ account balance, total	$ 0		$ 0